UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund II

                    LM Capital Opportunistic Bond Fund

Semi-Annual Report	January 31, 2018

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC
BOND FUND
JANUARY 31, 2018
(Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-1111; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC
JANUARY 31, 2018
(Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 33.1%

	Face Amount	Value
CONSUMER DISCRETIONARY — 7.2%
Comcast 3.600%, 03/01/24	$100,000	$102,427
Goodyear Tire & Rubber 8.750%, 08/15/20	150,000	169,995
Interpublic Group 4.000%, 03/15/22	110,000	112,990
Starbucks 3.850%, 10/01/23	100,000	104,540
The Gap 5.950%, 04/12/21	150,000	160,416
Time Warner 5.375%, 10/15/41	100,000	109,789

		760,157

ENERGY — 1.3%
Kinder Morgan Energy Partners 3.950%, 09/01/22	130,000	133,185

FINANCIALS — 16.1%
American International Group 6.400%, 12/15/20	110,000	120,805
Bank of America 3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/28 (A)	169,000	166,143
Bank of America MTN 4.200%, 08/26/24	150,000	155,592
JPMorgan Chase 6.400%, 05/15/38	150,000	202,642

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC JANUARY 31, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIALS — continued
Morgan Stanley MTN
6.375%, 07/24/42	$200,000	$271,552
4.875%, 11/01/22	250,000	266,649
Regions Bank
6.450%, 06/26/37	250,000	311,282
Wells Fargo MTN
3.500%, 03/08/22	200,000	203,757

		1,698,422

HEALTH CARE — 1.9%
Humana
3.150%, 12/01/22	200,000	198,940

INDUSTRIALS — 2.8%
CSX
2.600%, 11/01/26	100,000	93,648
General Electric
3.375%, 03/11/24	95,000	94,948
Hertz
7.625%, 06/01/22 (A)	100,000	104,500

		293,096

INFORMATION TECHNOLOGY — 2.0%
Hewlett-Packard
4.650%, 12/09/21	200,000	211,038

MATERIALS — 0.9%
Freeport-McMoRan
3.875%, 03/15/23	100,000	99,375

TELECOMMUNICATION SERVICES — 0.9%
AT&T
4.350%, 06/15/45	100,000	92,086

TOTAL CORPORATE OBLIGATIONS (Cost $3,351,650)		3,486,299

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC JANUARY 31, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES — 26.7%
	Face Amount	Value

FHLMC
4.500%, 11/01/47	$122,349	$ 129,211
4.000%, 10/01/41	96,730	100,383
4.000%, 07/01/47	187,358	193,789
3.500%, 01/01/45	72,255	73,078
3.500%, 04/01/46	255,916	258,829
FNMA
4.500%, 02/01/41	105,205	111,779
4.500%, 03/01/47	160,005	168,742
4.500%, 04/01/47	128,207	135,247
4.000%, 11/01/40	138,421	143,684
4.000%, 01/01/41	98,268	101,992
4.000%, 05/01/44	48,658	50,326
4.000%, 02/01/46	215,432	222,627
4.000%, 03/01/47	91,299	94,755
3.500%, 07/01/42	188,687	191,945
3.500%, 02/01/45	226,102	228,624
3.500%, 07/01/45	217,190	219,555
3.500%, 08/01/45	64,985	65,630
3.500%, 10/01/45	68,306	69,012
3.500%, 01/01/46	254,979	257,643
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,869,947)		2,816,851

U.S. TREASURY OBLIGATIONS — 17.9%

U.S. Treasury Bonds
4.500%, 02/15/36	100,000	124,156
3.000%, 02/15/47	100,000	101,152
U.S. Treasury Inflation Indexed Bond
0.125%, 07/15/26	205,814	198,463
U.S. Treasury Notes
2.250%, 02/15/27	350,000	336,807
2.000%, 11/15/21	300,000	295,559
2.000%, 08/15/25	250,000	238,252
1.875%, 12/31/19	400,000	398,000
1.250%, 01/31/20	200,000	196,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,922,077)		1,888,873

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC JANUARY 31, 2018 (Unaudited)

FOREIGN BONDS — 13.6%
	Face Amount		Value

ENERGY — 2.9%
Ecopetrol
7.625%, 07/23/19		$95,000	$101,507
Mexichem
4.000%, 10/04/27 (A)		200,000	196,500
			298,007

FINANCIALS — 5.3%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/22 (A)		150,000	153,375
International Bank for Reconstruction & Development MTN
3.500%, 01/22/21	NZD	400,000	302,144
Petrobras Global Finance BV
5.299%, 01/27/25 (A)		106,000	106,663
			562,182

INDUSTRIALS — 1.5%
Embraer Bras De Aeronautica
5.150%, 06/15/22		150,000	158,437

TELECOMMUNICATION SERVICES — 3.9%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)		200,000	203,000
Telecom Italia
5.303%, 05/30/24 (A)		200,000	211,250
			414,250

TOTAL FOREIGN BONDS (Cost $1,399,003)			1,432,876

SOVEREIGN DEBT — 3.8%
Colombia Government International Bond
2.625%, 03/15/23		200,000	194,200
Federative Republic of Brazil
4.250%, 01/07/25		200,000	202,000
TOTAL SOVEREIGN DEBT (Cost $396,804)			396,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC JANUARY 31, 2018 (Unaudited)

PREFERRED STOCK — 1.7%
	Shares	Value
FINANCIALS — 1.7%
JPMorgan Chase, 6.700%	7,000	$182,420

TOTAL PREFERRED STOCK (Cost $184,078)		182,420

U.S. GOVERNMENT AGENCY OBLIGATION — 0.9%
	Face Amount
FHLMC
1.375%, 05/01/20	$100,000	98,209

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $100,099)		98,209

SHORT-TERM INVESTMENT(B) — 1.7%
	Shares
JPMorgan U.S. Government Money Market Fund, Institutional Shares 1.170%	177,903	177,903

TOTAL SHORT-TERM INVESTMENT (Cost $177,903)		177,903

TOTAL INVESTMENTS — 99.4% (Cost $10,401,561)		$10,479,631

Percentages are based on Net Assets of $10,539,115.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2018 was $1,141,431, and represents 10.8% of Net Assets.
(B)	The rate shown is the 7-day effective yield as of January 31, 2018.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

NZD — New Zealand Dollar

USD — United States Dollar

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC JANUARY 31, 2018 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,486,299	$—	$3,486,299
Mortgage-Backed Securities	—	2,816,851	—	2,816,851
U.S. Treasury Obligations	—	1,888,873	—	1,888,873
Foreign Bonds	—	1,432,876	—	1,432,876
Sovereign Debt	—	396,200	—	396,200
Preferred Stock	182,420	—	—	182,420
U.S. Government Agency Obligation	—	98,209	—	98,209
Short-Term Investment	177,903	—	—	177,903

Total Investments in Securities	$360,323	$10,119,308	$—	$10,479,631

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JANUARY 31, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $10,401,561)	$10,479,631
Foreign Currency at Value (Cost $7,630)	7,929
Interest and Dividends Receivable	76,396
Receivable from Adviser	18,658
Prepaid Expenses	4,636

Total Assets	10,587,250

Liabilities:
Payable due to Administrator	8,493
Chief Compliance Officer Fees Payable	2,029
Audit Fees Payable	11,928
Legal Fees Payable	7,748
Printing Fees Payable	4,631
Payable due to Trustees	2,164
Other Accrued Expenses	11,142

Total Liabilities	48,135

Net Assets	$10,539,115

Net Assets Consist of:
Paid-in-Capital	$10,650,916
Distributions in Excess of Net Investment Income	(2,307)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(187,864)
Net Unrealized Appreciation on Investments	78,070
Net Unrealized Appreciation on Foreign Currency and Translations of other Assets and Liabilities Denominated in Foreign Currencies	300

Net Assets	$10,539,115

Net Asset Value and Redemption Price Per Share
(unlimited authorization – no par value)
Institutional Class Shares ($10,539,115 ÷ 1,061,345)	$9.93

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest Income	$176,227
Dividend Income	5,863
Less: Foreign Taxes Withheld	(4)

Total Investment Income	182,086

Expenses:
Administration Fees	52,534
Investment Advisory Fees	18,682
Trustees’ Fees	7,534
Chief Compliance Officer Fees	2,946
Legal Fees	15,822
Audit Fees	12,428
Transfer Agent Fees	10,934
Printing Fees	5,119
Custodian Fees	5,042
Pricing Fees	3,150
Registration Fees	2,531
Insurance and Other Expenses	5,963

Total Expenses	142,685

Less:
Investment Advisory Fees Waived	(18,682)
Reimbursement of Expense from Investment Adviser	(99,983)

Net Expenses	24,020

Net Investment Income	158,066

Net Realized Gain (Loss) on:
Investments	(14,927)
Foreign Currency Transactions	(98)

Net Realized Loss	(15,025)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(131,881)
Foreign Currency Translations	57

Net Change in Unrealized Appreciation (Depreciation)	(131,824)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(146,849)

Net Increase in Net Assets Resulting from Operations	$11,217

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations:
Net Investment Income	$158,066	$281,283
Net Realized Loss on Investments and Foreign Currency Transactions	(15,025)	(26,720)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(131,824)	(203,055)

Net Increase in Net Assets Resulting from Operations	11,217	51,508

Dividends and Distributions from:
Net Investment Income
Institutional Class Shares	(167,021)	(306,624)

Total Dividends and Distributions	(167,021)	(306,624)

Capital Share Transactions(1)
Issued	25,000	150,000
Reinvestment of Distributions	167,021	306,624
Redeemed	—	(403)

Net Increase From Capital Share Transactions	192,021	456,221

Total Increase in Net Assets	36,217	201,105

Net Assets:
Beginning of Period	10,502,898	10,301,793

End of Period (including undistributed (distributions in excess of) net investment income of $(2,307) and $6,648, respectively)	$10,539,115	$10,502,898

(1)     For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Institutional Class Shares
	Six Months Ended January 31, 2018 (Unaudited)		Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Period Ended July 31, 2014‡
Net Asset Value, Beginning of Period	$10.08		$10.33	$10.13	$10.22	$10.00

Income from Operations:
Net Investment Income(1)	0.15		0.28	0.27	0.28	0.18
Net Realized and Unrealized Gain/(Loss) on Investments	(0.14)		(0.23)	0.23	(0.03)	0.23

Total from Operations	0.01		0.05	0.50	0.25	0.41

Dividends and Distributions from:
Net Investment Income	(0.16)		(0.30)	(0.29)	(0.31)	(0.19)
Net Realized Gains	—		—	(0.01)	(0.03)	—

Total Dividends and Distributions	(0.16)		(0.30)	(0.30)	(0.34)	(0.19)

Net Asset Value, End of Period	$9.93		$10.08	$10.33	$10.13	$10.22

Total Return †	0.08%		0.55%	5.06%	2.48%	4.15%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,539		$10,503	$10,302	$9,799	$9,564
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45	%*	0.45%	0.45%	0.45%	0.45	%*
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	2.67	%*	2.50%	3.04%	3.37%	4.10	%*
Ratio of Net Investment Income to Average Net Assets	2.96	%*	2.75%	2.70%	2.77%	3.14	%*
Portfolio Turnover Rate	22	%**	53%	16%	26%	16	%**

‡	Commenced operations on December 31, 2013.
(1)	Per share data calculated using average shares method.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.
*	Annualized
**	Not Annualized

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massa-chusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 29 funds. The financial statements herein are those of the LM Capital Opportunistic Bond Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The investment objective of the Fund is to achieve a total return that exceeds that of the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Index, over a market cycle of three to five years. The Fund is a diversified fund and will seek to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held. The Fund consists of Institutional Class Shares and Retirement Class Shares. The Institutional Class Shares commenced operations on December 31, 2013. The Retirement Class Shares are currently not operational.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of con-tingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2018, there were no fair valued securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If LM Capital Group, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period ended January 31, 2018, there were no changes to the Fund’s fair value methodologies, no Level 3 assets and liabilities, and there have been no transfers between Level 1 and Level 2 assets and liabilities. For details of investment classifications, reference the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended January 31, 2018, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an amended Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee (subject to certain minimum), which will vary depending on the number of share classes and the average daily net assets of the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

For the period ended January 31, 2018, the Fund was charged $52,534 for these services.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser, provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses “excluded expenses”) from exceeding 0.45% of the Institutional Class Shares’ average daily net assets. The Adviser may discontinue the expense limitation upon ninety (90) days’ prior written notice to the Trust, effective as of close of business on November 29, 2018. The Board of Trustees (the “Board”) may terminate this agreement for any reason at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses (not including excluded expenses)” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived. As of January 31, 2018, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $258,605, $234,740 and $233,209 expiring in 2019, 2020, and 2021, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

6.	Share Transactions:

	Six Month Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Share Transactions:
Institutional Class Shares
Issued	2,460	14,960
Reinvestment of Distributions	16,630	30,475
Redeemed	–	(40)

Net Increase in Shares Outstanding	19,090	45,395

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended January 31, 2018, were as follows:

	U.S. Government	Other	Total
Purchases	$1,672,710	$777,921	$2,450,631
Sales	1,565,628	716,940	2,282,568

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the year or period ended July 31, 2017 and 2016 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2017	$306,624	$—	$306,624
2016	286,937	7,866	294,803

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

As of January 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$7,626
Capital Loss Carryforwards	(122,125)
Post-October Losses	(43,641)
Unrealized Appreciation	202,142
Other Temporary Differences	1

Total Distributable Earnings	$44,003

Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2018 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$10,401,561	$208,078	$(130,008)	$78,070

9.	Other:

At January 31, 2018, 98% of total Institutional Class Shares outstanding were held by one record shareholder.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Concentration/Risk:

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

Foreign Securities Risk — Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Inflation/Deflation Risk — The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Interest Rate Risk — As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities, known as perpetual bonds, have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between 5 and 10 years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

Mortgage-Backed and Asset-Backed Securities Risk — The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets, such as mortgage loans and matures, when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the return of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market’s perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called ‘sub-prime’ mortgages.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

instrumentalities, including, for example, the Government National Mortgage Association (“Ginnie Mae”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

11.	Regulatory Matters:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

12.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of January 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 31, 2017 to January 31, 2018).

The table below illustrates your Fund’s costs in two ways.

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

DISCLOSURE OF FUND EXPENSES

your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 08/01/17	Ending Account Value 01/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,000.80	0.45%	$2.27
Hypothetical 5% Return	1,000.00	1,022.94	0.45%	2.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 14, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/ or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND (Unaudited)

benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

LM Capital Opportunistic Bond Fund

P.O. Box 588

Portland, ME 04112

Investment Adviser:

LM Capital Group, LLC

750 B Street

Suite 3010

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

LMC-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: April 10, 2018